Capital Stock - Capital Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash and cash equivalents	$ (89)	$ (62)		$ (60)
Bank loans and advances	35	28
Long-term debt, including current portion	1,576	1,566
Net debt	1,522	1,532
Total equity	1,601	1,074		$ 963
Total capital	$ 3,123	2,606
Disclosure of classes of share capital
Maximum debt to capitalization ratio	65.00%
Minimum interest coverage ratio	2.25
Funded debt	$ 1,307	1,512
IFRS adjustment			$ 208
Dividends received	$ 296	$ 379
Debt to capitalization ratio	44.01%
Interest coverage ratio	3.88
Bottom of range
Disclosure of classes of share capital
Cash reserves for capital acquisitions	$ 150
Top of range
Disclosure of classes of share capital
Cash reserves for capital acquisitions	$ 250